SHORT TERM INVESTMENT	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investments, All Other Investments [Abstract]
SHORT TERM INVESTMENT

3. SHORT TERM INVESTMENT

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Short term investment	7,028,594	7,028,594
Total	$7,028,594	$7,028,594

In 2024, the Company subscribed for Class A non-voting, redeemable participating shares of Matrix Investment 2 SP, a segregated portfolio of Matrix Investment SPC, an exempted company incorporated with limited liability in the Cayman Islands as a segregated portfolio company. As of June 30, 2025 and December 31, 2024, the net asset value of the investment amounted to USD 7,028,594, Management Fee is 1% per annum of net asset value, accrued monthly. Performance Fee is 30% of the appreciation above the high-water mark, subject to a 15% annual hurdle rate. Shares are redeemable, generally on the first business day of each month, subject to a redemption fee of 1%–2%, which may be waived at the discretion of the directors or the investment manager.

3. SHORT TERM INVESTMENT

	As of December 31, 2024	As of December 31, 2023

Short term investment	7,028,594	-
Total	$7,028,594	$-

In 2024, the Company subscribed for Class A non-voting, redeemable participating shares of Matrix Investment 2 SP, a segregated portfolio of Matrix Investment SPC, an exempted company incorporated with limited liability in the Cayman Islands as a segregated portfolio company. As of December 31, 2024, the net asset value of the investment amounted to USD 7,028,594. Management Fee is 1% per annum of net asset value, accrued monthly. Performance Fee is 30% of the appreciation above the high-water mark, subject to a 15% annual hurdle rate. Shares are redeemable, generally on the first business day of each month, subject to a redemption fee of 1%–2%, which may be waived at the discretion of the directors or the investment manager.